Stockholders' Equity (Detail) - Valuation Model Assumptions	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Dividend yield	0.00%	0.00%	0.00%	0.00%
Expected Volatility	45.20%		44.81%
Risk free Interest rates	0.83%
Risk free Interest rates	1.13%
Expected lives (years)	6 years		6 years